Income tax - Unrecognised deferred tax balances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income tax
Australian company tax rate (as a percent)	30.00%
Unrecognised deferred tax balances
Unrecognised deferred tax asset: Tax losses on revenue account	$ 291	$ 190
Unrecognised deferred tax liability: Gross retained earnings of subsidiaries which the Parent Entity does not intend to distribute in the foreseeable future	51	58
Parent Entity
Unrecognised deferred tax balances
Unrecognised deferred tax asset: Tax losses on revenue account	$ 237	$ 151